Accrued Expenses - Summary of Accrued Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued legal and regulatory expenses		$ 11,787	$ 6,585
Accrued other		19,641	13,419
Total accrued expenses	$ 34,471	$ 31,428	$ 20,004